Events After the Reporting Period (Narrative) (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($) yr $ / shares shares	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options granted in share-based payment arrangement	2,345,000	3,180,000	2,140,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.12	$ 0.17	$ 0.16
Number of share options expired in share-based payment arrangement	(1,215,000)	(3,075,000)	(1,125,000)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.91	$ 2.15	$ 4.46
Number of warrants expired	(9,960,000)	(3,448,485)
Weighted average exercise price of warrants expired	$ 0.168	$ 0.490
Events After the Reporting Period [Member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement	100,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.10
Weighted average remaining contractual life of outstanding share options | yr	5
Conversion of redeemable preferred shares (Shares) | shares	6,094,954
Number of share options expired in share-based payment arrangement	1,400,000
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.17
Number of units issued in an equity offering	5,375,000
Equity Issuance, Price per Unit | $ / shares	$ 0.07
Proceeds from issuing units	$ 376,250
Weighted average exercise price of warrants issued	$ 0.12
Events After the Reporting Period [Member] | Mr. Donald Bubar [Member]
Statement [Line Items]
Number of units issued in an equity offering	1,000,000
Events After the Reporting Period [Member] | Series A1 Preferred Shares [Member]
Statement [Line Items]
Converted to common shares (shares) | shares	30
Events After the Reporting Period [Member] | Series B1 Preferred Shares [Member]
Statement [Line Items]
Converted to common shares (shares) | shares	20
Events After the Reporting Period [Member] | Series C1 Preferred Shares [Member]
Statement [Line Items]
Converted to common shares (shares) | shares	10
Events After the Reporting Period [Member] | Brokers Compensation Warrants [Member]
Statement [Line Items]
Number of warrants expired	272,727
Weighted average exercise price of warrants expired	$ 0.25
Events After the Reporting Period - Funding Agreement [Member]
Statement [Line Items]
Weighted average exercise price of warrants issued	0.07
Proceeds from non-current borrowings	$ 500,000
Borrowings, interest rate	10.00%
Payments for debt issue costs	$ 15,000
Number of warrants issued	4,575,000
Contractual term of warrants issued	36 months